12. INCOME TAXES: Schedule of Income Tax Reconciliation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Details
Net loss and comprehensive loss for the year	$ (1,061,028)	$ (283,552)	$ (400,029)
Canadian statutory income tax rate	27.00%	27.00%	27.00%
Computed "expected" income tax expense	$ (286,478)	$ (76,559)	$ (108,008)
Differences resulting from
Option based payments	147,329	20,365	17,269
Other non-deductible items	10,149	194	1,739
Increase/(decrease) in deferred tax assets not recognized	129,000	56,000	89,000
Provision for income tax expense	$ 0	$ 0	$ 0